Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (2,429,433)	$ 1,319,697	$ (1,085,777)
Adjustment to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation on property and equipment	607,314	574,539	411,014
Operating lease expenses	856,839	804,350	803,707
Fair value change in short-term investment	(7,091)
Loss on disposal of property and equipment	77,196
Change in operating assets and liabilities:
Accounts receivable, net	3,664	(8,204)	14,882
Prepaid expenses, rental deposit and other receivables	(218,778)	7,629	253,310
Inventories, net	2,956	(3,213)	10,464
Accounts payable	5,512	45,720	66,878
Accrued expenses and other payable	562,438	(592,391)	(354,873)
Amount due to related party	512
Tax payable	(18,437)	(20,761)	58,032
Operating lease liabilities	(710,058)	(862,357)	(853,861)
Net cash (used in) provided by operating activities	(1,267,366)	1,265,009	(676,224)
Cash flows from investing activities
Purchases of property and equipment	(908,185)	(771,738)	(9,546)
Purchases of short-term investment	(309,598)
Net cash used in investing activities	(1,217,783)	(771,738)	(9,546)
Cash flows from financing activities
Proceeds from bank borrowings	838,278	1,587,584	1,556,645
Repayment of bank borrowings	(1,154,036)	(353,819)	(698,298)
Advances from directors	5,206,311	3,228,012	5,446,180
Repayments to directors	(5,525,415)	(2,954,585)	(5,912,438)
Net proceed from share issuance of initial public offering (“IPO”)	5,156,433
Proceeds from shares allotments		750,000
Payment of IPO cost	(1,624,780)
Net cash provided by financing activities	2,896,791	2,257,192	392,089
Net change in cash and cash equivalents	411,642	2,750,463	(293,681)
Effect on exchange rate change on cash and cash equivalents	22,034	770	(8,990)
Cash and cash equivalents at the beginning of the year	2,935,971	184,738	487,409
Cash and cash equivalents at the end of the year	3,369,647	2,935,971	184,738
Supplemental cash flow information
Cash received for interest income	18,498	2,002	1,459
Cash paid for interest expense	107,058	113,580	58,270
Cash received for income taxes	5,667
Supplemental disclosures of non-cash investing and financing activities
Purchases of leasehold improvements, property and equipment		144,021	625,183
Right-of-use assets obtained in exchange of new operating lease liabilities	$ 138,827	$ 253,375